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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  MARCH 31, 2011

Check here if Amendment [_]; Amendment Number: ______

This Amendment (Check only one.):   [_] is a restatement.
                                    [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      MILL ROAD CAPITAL MANAGEMENT LLC
Address:   382 GREENWICH AVENUE, SUITE ONE
           GREENWICH, CT 06830

Form 13F File Number: 028-14342

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    THOMAS E. LYNCH
Title:   MANAGEMENT COMMITTEE DIRECTOR AND CHAIRMAN
Phone:   (203) 987-3500

Signature, Place, and Date of Signing:

/s/ Thomas E. Lynch                 Greenwich, CT             May 16, 2011
---------------------------

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          1

Form 13F Information Table Entry Total:     31

Form 13F Information Table Value Total:     $118,267
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.      Form 13F File Number       Name

1        028-14344                  MILL ROAD CAPITAL GP LLC

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        MILL ROAD CAPITAL MANAGEMENT LLC FORM 13F INFORMATION TABLE DATA

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
         COLUMN 1                 COLUMN 2     COLUMN 3 COLUMN 4       COLUMN 5          COLUMN 6   COLUMN 7        COLUMN 8
----------------------------  --------------- --------- -------- --------------------- ------------ -------- ----------------------
                                                         VALUE    SHRS OR         PUT/  INVESTMENT   OTHER
 NAME OF ISSUER               TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT  SH/PRN CALL  DISCRETION  MANAGER    VOTING AUTHORITY
----------------------------  --------------- --------- -------- --------- ------ ---- ------------ -------- ----------------------
                                                                                                             SOLE  SHARED    NONE
                                                                                                             ----- ------ ---------
AMERICAN PAC CORP             COM             028740108    2,019   333,206   SH        SHARED-OTHER    1                    333,206
ASTRO-MED INC NEW             COM             04638F108      792   101,523   SH        SHARED-OTHER    1                    101,523
BALDWIN TECHNOLOGY INC        CL A            058264102      324   199,800   SH        SHARED-OTHER    1                    199,800
BARRY R G CORP OHIO           COM             068798107    8,349   637,782   SH        SHARED-OTHER    1                    637,782
CACHE INC                     COM NEW         127150308    2,185   476,042   SH        SHARED-OTHER    1                    476,042
COLDWATER CREEK INC           COM             193068103    2,961 1,121,416   SH        SHARED-OTHER    1                  1,121,416
CROWN CRAFTS INC              COM             228309100    4,242   876,499   SH        SHARED-OTHER    1                    876,499
CRYSTAL ROCK HLDGS INC        COM             22940F103       37    43,882   SH        SHARED-OTHER    1                     43,882
DESTINATION MATERNITY CORP    COM             25065D100   37,170 1,611,171   SH        SHARED-OTHER    1                  1,611,171
EDAC TECHNOLOGIES CORP        COM             279285100      141    42,043   SH        SHARED-OTHER    1                     42,043
GAIAM INC                     CL A            36268Q103    6,554   993,017   SH        SHARED-OTHER    1                    993,017
GAMING PARTNERS INTL CORP     COM             36467A107    1,397   202,468   SH        SHARED-OTHER    1                    202,468
HARRIS INTERACTIVE INC        COM             414549105    4,313 4,373,855   SH        SHARED-OTHER    1                  4,373,855
HARVARD BIOSCIENCE INC        COM             416906105    3,765   662,929   SH        SHARED-OTHER    1                    662,929
HUDSON HIGHLAND GROUP INC     COM             443792106    1,649   253,735   SH        SHARED-OTHER    1                    253,735
INTEGRAMED AMER INC           COM NEW         45810N302    1,329   128,748   SH        SHARED-OTHER    1                    128,748
J ALEXANDERS CORP             COM             466096104    2,964   481,902   SH        SHARED-OTHER    1                    481,902
KONA GRILL INC                COM             50047H201    3,184   606,436   SH        SHARED-OTHER    1                    606,436
LACROSSE FOOTWEAR INC         COM             505688101      545    29,718   SH        SHARED-OTHER    1                     29,718
LEARNING TREE INTL INC        COM             522015106    4,765   542,132   SH        SHARED-OTHER    1                    542,132
LYDALL INC DEL                COM             550819106    4,615   519,172   SH        SHARED-OTHER    1                    519,172
MANAGEMENT NETWORK GROUP INC  COM NEW         561693201    1,427   589,507   SH        SHARED-OTHER    1                    589,507
MATERIAL SCIENCES CORP        COM             576674105      430    59,700   SH        SHARED-OTHER    1                     59,700
MOD PAC CORP                  COM             607495108      349    56,698   SH        SHARED-OTHER    1                     56,698
NATIONAL TECHNICAL SYS INC    COM             638104109    3,069   429,223   SH        SHARED-OTHER    1                    429,223
NOVAMED INC DEL               COM NEW         66986W207    1,975   149,600   SH        SHARED-OTHER    1                    149,600
NOVAMED INC DEL               NOTE 1.000% 6/1 66986WAA6    4,745 4,799,000  PRN        SHARED-OTHER    1                  4,799,000
PHYSICIANS FORMULA HLDGS INC  COM             719427106   11,754 2,516,943   SH        SHARED-OTHER    1                  2,516,943
SMTC CORP                     COM NEW         832682207      383   131,000   SH        SHARED-OTHER    1                    131,000
SPAN AMER MED SYS INC         COM             846396109      805    51,922   SH        SHARED-OTHER    1                     51,922
SUNLINK HEALTH SYSTEMS INC    COM             86737U102       30    18,700   SH        SHARED-OTHER    1                     18,700
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